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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                   Investment Company Act file number 811-5550

                             The Alger American Fund

          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 212-806-8800

     Date of fiscal year end: December 31

     Date of reporting period: September 30, 2004

ITEM 1.  Schedule of Investments.
Schedules of Investments

The Alger American Fund
Alger American Growth Portfolio
Schedule of Investments-September 30, 2004(Unaudited)


Common Stocks-99.5%                                                                    SHARES              VALUE
                                                                                       ------              -----
AEROSPACE & DEFENSE-.5%
Boeing Company (The)                                                                     90,900          $4,692,258
                                                                                                         ----------
BIOTECHNOLOGY-7.3%
Biogen Idec Inc.*                                                                       342,600          20,956,842
Genentech, Inc.*                                                                        193,700          10,153,754
Gilead Sciences, Inc. *                                                                 478,450          17,884,461
ImClone Systems Incorporated*                                                           197,300          10,427,305
OSI Pharmaceuticals,                                                                    204,650          12,577,789
                                                                                                         ----------
                                                                                                         72,000,151
                                                                                                         ----------

CAPITAL MARKETS-2.1%
Affiliated Managers Group, Inc.*                                                        150,050           8,033,677
Bank of New York Company, Inc. (The)                                                     77,600           2,263,592
T. Rowe Price Group Inc.                                                                205,300          10,457,982
                                                                                                         ----------
                                                                                                         20,755,251
                                                                                                         ----------

CHEMICALS-2.1%
Dow Chemical Co.                                                                        467,350          21,114,873
                                                                                                         ----------

COMMERCIAL BANKS-1.0%
Wells Fargo & Company                                                                   166,250           9,913,488
                                                                                                         ----------

COMMUNICATION EQUIPMENT-5.3%
Cisco Systems, Inc.*                                                                  1,010,800          18,295,480
Motorola, Inc.                                                                          906,850          16,359,574
QUALCOMM Inc.                                                                           192,300           7,507,392
Research in Motion Limited*                                                             127,000           9,695,180
                                                                                                         ----------
                                                                                                         51,857,626
                                                                                                         ----------

COMPUTERS & PERIPHERALS-.3%
EMC Corporation*                                                                        233,400           2,693,436
                                                                                                         ----------

CONSUMER FINANCE-2.0%
American Express Company                                                                386,950          19,912,447
                                                                                                         ----------

DIVERSIFIED FINANCIAL SERVICES-1.7%
Citigroup Inc.                                                                          157,250           6,937,870
Lehman Brothers Holdings Inc.                                                           124,800           9,949,056
                                                                                                         ----------
                                                                                                         16,886,926
                                                                                                         ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
Symbol Technologies, Inc.                                                               358,400           4,530,176
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-2.8%
National-Oilwell, Inc.*                                                                 297,500           9,775,850
Schlumberger Limited                                                                    268,200          18,052,542
                                                                                                         ----------
                                                                                                         27,828,392
                                                                                                         ----------

FOOD & STAPLES RETAILING-4.1
CVS Corp.                                                                               489,200          20,609,996
Wal-Mart Stores, Inc.                                                                   372,300          19,806,360
                                                                                                         ----------
                                                                                                         40,416,356
                                                                                                         ----------
FREIGHT & LOGISTICS-1.5%
FedEx Corp.                                                                             171,250          14,674,413
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Boston Scientific Corporation*                                                          260,500          10,349,665
Guidant Corporation                                                                      78,300           5,170,932
Medtronic, Inc.                                                                         194,000          10,068,600
                                                                                                         ----------
                                                                                                         25,589,197
                                                                                                         ----------

HEALTH CARE PROVIDERS & SERVICES-5.0%
Aetna Inc.                                                                              127,550          12,746,071
Caremark Rx, Inc.*                                                                      224,900           7,212,543
HCA Inc.                                                                                379,750          14,487,463
UnitedHealth Group Incorporated                                                         206,550          15,230,997
                                                                                                         ----------
                                                                                                         49,677,074
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-3.3%
Carnival Corporation                                                                    219,800          10,394,342
Royal Caribbean Cruises Ltd.                                                            174,700           7,616,920
Starwood Hotels & Resorts Worldwide, Inc.                                               321,000          14,900,820
                                                                                                         ----------
                                                                                                         32,912,082
                                                                                                         ----------

HOUSEHOLD PRODUCTS-1.0%
Fortune Brands, Inc.                                                                    131,350           9,731,722
                                                                                                         ----------

INDUSTRIAL CONGLOMERATES-4.5%
General Electric Company                                                                573,450          19,256,451
Tyco International Ltd.                                                                 810,700          24,856,062
                                                                                                         ----------
                                                                                                         44,112,513
                                                                                                         ----------
INFORMATION TECHNOLOGY  SERVICES-3.2%
Accenture Ltd. Cl. A*                                                                   188,800           5,107,040
Automatic Data Processing, Inc.                                                         216,050           8,927,186
First Data Corporation                                                                  397,100          17,273,850
                                                                                                         ----------
                                                                                                         31,308,076
                                                                                                         ----------

INSURANCE-1.4%
American International Group, Inc.                                                      202,300          13,754,377
                                                                                                         ----------

INTERNET & CATALOG RETAIL-5.7%
eBay Inc.*                                                                              299,050          27,494,656
IAC/InterActiveCorp.*                                                                   446,600           9,834,132
NetFlix  Inc.*                                                                        1,248,350          19,249,557
                                                                                                         ----------
                                                                                                         56,578,345
                                                                                                         ----------

INTERNET SOFTWARE & SERVICES-5.3%
Google Inc. Cl A*                                                                       131,900          17,094,240
Yahoo! Inc. *                                                                         1,020,100          34,591,591
                                                                                                         ----------
                                                                                                         51,685,831
                                                                                                         ----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                                                              262,450           5,004,921
                                                                                                         ----------

MEDIA-4.8%
Time Warner Inc.*                                                                     1,050,500          16,955,070
Viacom Inc. Cl. B                                                                       140,600           4,718,536
XM Satellite Radio Holdings Inc. Cl. A*                                                 816,450          25,326,279
                                                                                                         ----------
                                                                                                         46,999,885
                                                                                                         ----------

MULTILINE RETAIL-2.9%
Target Corporation                                                                      635,150          28,740,537
                                                                                                         ----------

OIL & GAS-3.2%
BP PLC Sponsored ADR#                                                                   179,550          10,329,512
Devon Energy Corporation                                                                135,415           9,615,819
EOG Resources, Inc.                                                                     176,800          11,642,280
                                                                                                         ----------
                                                                                                         31,587,611
                                                                                                         ----------
PHARMACEUTICALS-7.4%
Abbott Laboratories                                                                     229,900           9,738,564
Allergan, Inc.                                                                          128,400           9,315,420
Eyetech Pharmaceuticals Inc.*                                                           135,550           4,607,345
IVAX Corporation*                                                                       723,700          13,858,855
Pfizer Inc.                                                                             614,650          18,808,290
Sepracor Inc.*                                                                          236,300          11,526,714
Teva Pharmaceutical Industries Ltd. ADR#                                                191,800           4,977,210
                                                                                                         ----------
                                                                                                         72,832,398
                                                                                                         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.8%
Altera Corporation *                                                                    600,650          11,754,721
Analog Devices, Inc.                                                                    415,800          16,124,724
Applied Materials, Inc.*                                                              1,359,550          22,418,980
Broadcom Corporation Cl. A *                                                            267,650           7,304,169
Freescale Semiconductor Inc.*                                                           333,500           4,769,050
Intel Corporation                                                                       721,400          14,471,284
Linear Technology Corporation                                                           337,950          12,247,306
National Semiconductor Corporation*                                                     166,450           2,578,311
Teradyne, Inc.*                                                                         366,000           4,904,400
                                                                                                         ----------
                                                                                                         96,572,945
                                                                                                         ----------
SOFTWARE-5.7%
Microsoft Corporation                                                                 1,450,680          40,111,302
Oracle Corporation*                                                                   1,384,000          15,611,520
                                                                                                         ----------
                                                                                                         55,722,822
                                                                                                         ----------

SPECIALTY RETAIL-1.5%
Bed Bath & Beyond Inc.*                                                                 266,550           9,891,670
Lowe's Companies,  Inc.                                                                  90,950           4,943,133
                                                                                                         ----------
                                                                                                         14,834,803
                                                                                                         ----------






TEXTILES, APPAREL & LUXURY GOODS-.5%
NIKE, Inc.  Cl. B                                                                        64,700           5,098,360
                                                                                                         ----------


Total Common Stocks (Cost $940,328,237)                                                                 980,019,292
                                                                                                        -----------

                                                                                    Principal
Short-Term Investments-.8%                                                           Amount
                                                                                   ----------

U.S. Agency Obligations-.8%
Federal Home Loan Banks, 1.46%, 10/1/04(Cost$7,800,000)                              $7,800,000           7,800,000
                                                                                                       ------------


Securities Held Under Repurchase Agreements

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $99,099; collateralized by U.S. Treasury Notes
  (par value $80,000 due 1/15/08)                                                                            99,094
                                                                                                       ------------

Total Short-Term Investments(Cost $7,899,094)                                                             7,899,094
                                                                                                       ------------


Total Investments (Cost $948,227,331)(a)                                                 100.3%         987,918,386

Liabilities in Excess of Other Assets                                                       0.3          (2,826,529)
                                                                                    -----------        ------------

Net Assets                                                                               100.0%        $985,091,857
                                                                                    ===========        ============



*    Non-income producing securities.
#    American Depositary Receipts.
(a) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $948,227,331, amounted to $39,691,055 which consisted of aggregate gross unrealized appreciation of $79,904,944 and aggregate gross unrealized depreciation of $40,213,889.

The Alger American Fund
Alger American Small Capitalzation Portfolio
Schedule of Investments-September 30, 2004(Unaudited)


Common Stocks-95.9%                                                                    SHARES              VALUE
                                                                                       ------              -----
AEROSPACE & DEFENSE-1.9%
Alliant Techsystems Inc.*                                                                97,540          $5,901,170
BE Aerospace, Inc.*                                                                     132,000           1,201,200
SI International Inc.*                                                                   64,400           1,411,004
                                                                                                         ----------
                                                                                                          8,513,374

AIR FREIGHT & LOGISTICS-1.0%
J.B. Hunt Transport Services, Inc.                                                      120,950           4,492,083
                                                                                                         ----------

AIRLINES-.8%
AirTran Holdings, Inc.*                                                                 351,500           3,500,940
                                                                                                         ----------

BIOTECHNOLOGY-5.5%
Encysive Pharmaceuticals Inc.*                                                          412,150           3,721,715
Human Genome Sciences, Inc.*                                                            258,300           2,818,053
Ligand Pharmaceuticals Incorporated  Cl. B*                                             258,200           2,587,164
Onyx Pharmaceuticals, Inc.*                                                             106,550           4,582,716
QLT Inc.*                                                                               228,250           3,800,363
Serologicals Corporation*                                                                97,200           2,267,676
Vicuron Pharmaceuticals Inc.*                                                           317,400           4,659,432
                                                                                                         ----------
                                                                                                         24,437,119
                                                                                                         ----------

CAPITAL MARKETS-3.5%
Affiliated Managers Group, Inc.*                                                         94,360           5,052,034
National Financial Partners Corporation                                                 174,100           6,229,298
Piper Jaffray Companies, Inc.*                                                          100,600           3,982,754
                                                                                                         ----------
                                                                                                         15,264,086
                                                                                                         ----------

CHEMICALS-1.1%
Lubrizol Corporation                                                                    142,600           4,933,960
                                                                                                         ----------

COMMERCIAL BANKS-2.7%
East West Bancorp, Inc.                                                                 162,800           5,468,452
Southwest Bancorporation of Texas, Inc.                                                 109,000           2,195,260
Westcorp                                                                                104,650           4,449,718
                                                                                                         ----------
                                                                                                         12,113,430
                                                                                                         ----------

COMMERCIAL SERVICES & SUPPLIES-3.4%
CoStar Group Inc.*                                                                      120,650           5,934,774
Education Management Corporation*                                                       182,860           4,871,390
Gevity HR, Inc.                                                                         273,700           4,209,506
                                                                                                         ----------
                                                                                                         15,015,670
                                                                                                         ----------

COMMUNICATION EQUIPMENT-.5%
Foundry Networks, Inc.*                                                                 229,300           2,176,057
                                                                                                         ----------


COMPUTERS & PERIPHERALS-2.3%
Avid Technology, Inc.*                                                                  112,750           5,284,593
Silicon Image, Inc.*                                                                    401,900           5,080,016
                                                                                                         ----------
                                                                                                         10,364,609
                                                                                                         ----------

COMPUTER SERVICES-1.5%
Open Solutions Inc.*                                                                    262,800           6,562,116
                                                                                                         ----------

COMPUTER TECHNOLOGY-1.3%
Cogent Inc.*                                                                             23,000             419,060
NAVTEQ*                                                                                 149,475           5,327,289
                                                                                                         ----------
                                                                                                          5,746,349
                                                                                                         ----------

CONSUMER FINANCE-1.5%
First Marblehead Corporation (The)*                                                     139,900           6,491,360
                                                                                                         ----------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
Roper Industries, Inc.                                                                   74,450           4,277,896
                                                                                                         ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.3%
Rogers Corporation                                                                       54,100           2,298,709
Trimble Navigation Limited*                                                             107,300           3,390,680
                                                                                                         ----------
                                                                                                          5,689,389
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-2.3%
Core Laboratories N.V.                                                                  158,500           3,897,515
Varco International, Inc.*                                                              235,500           6,316,110
                                                                                                         ----------
                                                                                                         10,213,625

FOOD & STAPLES RETAILING-1.3%
NeighborCare, Inc.*                                                                     232,150           5,885,003
                                                                                                         ----------

HEALTH CARE-.3%
Chemed Corporation                                                                       20,200           1,125,948
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-4.6%
INAMED Corporation*                                                                      79,200           3,775,464
Intuitive Surgical, Inc.*                                                               213,200           5,276,700
Immucor, Inc.*                                                                          300,600           7,439,850
Mentor Corporation                                                                      119,400           4,021,392
                                                                                                         ----------
                                                                                                         20,513,406
                                                                                                         ----------

HEALTH CARE PROVIDERS & SERVICES-7.3%
Accredo Health, Incorporated*                                                           132,200           3,115,954
Molina Healthcare Inc.*                                                                 153,100           5,435,050
Psychiatric Solutions, Inc.*                                                            210,550           5,337,443
Sierra Health Services, Inc.*                                                           138,600           6,643,098
Sunrise Senior  Living Inc.*                                                            166,500           5,847,480
VCA Antech, Inc.*                                                                       284,000           5,858,920
                                                                                                         ----------
                                                                                                         32,237,945
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-3.7%
Applebee's International, Inc.                                                          218,162           5,515,135
Red Robin Gourmet Burgers Inc.*                                                         110,000           4,803,700
Station Casinos, Inc.                                                                   123,900           6,076,056
                                                                                                         ----------
                                                                                                         16,394,891
                                                                                                         ----------

INFORMATION TECHNOLOGY  SERVICES-5.2%
Alliance Data Systems Corporation*                                                      169,250           6,864,780
Global Payments Inc.                                                                    111,550           5,973,503
Kanbay International Inc.*                                                              308,900           6,567,214
Lionbridge Technologies, Inc.*                                                          431,900           3,710,021
                                                                                                         ----------
                                                                                                         23,115,518
                                                                                                         ----------

INSURANCE-.7%
Arch Capital Group Ltd.*                                                                 84,200           3,278,748
                                                                                                         ----------

INTERNET & CATALOG RETAIL-1.9%
J. Jill Group Inc.*                                                                     108,800           2,159,680
Priceline.com*                                                                          272,300           6,036,891
                                                                                                         ----------
                                                                                                          8,196,571
                                                                                                         ----------

INTERNET SOFTWARE & SERVICES-3.9%
Chordiant Software Inc.*                                                              1,169,900           3,404,409
IVillage Inc.                                                                           370,150           2,220,900
Openwave Systems, Inc.*                                                                 381,866           3,368,058
SonicWALL, Inc.*                                                                        695,200           4,699,552
ValueClick, Inc.*                                                                       399,150           3,767,976
                                                                                                         ----------
                                                                                                         17,460,895
                                                                                                         ----------

LEISURE EQUIPMENT & PRODUCTS-1.2%
LIFE TIME FITNESS, Inc.*                                                                200,400           5,142,264
                                                                                                         ----------

MACHINERY-2.4%
Actuant Corporation Cl. A*                                                              108,100           4,454,801
Terex Corporation*                                                                      142,050           6,164,970
                                                                                                         ----------
                                                                                                         10,619,771
                                                                                                         ----------

MEDIA-2.5%
Media General, Inc. Cl. A                                                                89,190           4,990,181
Spanish Broadcasting System, Inc. Cl. A *                                               631,900           6,217,896
                                                                                                         ----------
                                                                                                         11,208,077
                                                                                                         ----------

MEDICAL DEVICES-1.5%
Advanced Medical Optics, Inc.*                                                          172,600           6,829,782
                                                                                                         ----------

OIL & GAS-2.2%
General Maritime Corp.*                                                                 153,300           5,339,439
Todco Cl. A*                                                                            259,460           4,501,631
                                                                                                         ----------
                                                                                                          9,841,070
                                                                                                         ----------

PAPER & FOREST PRODUCTS-1.4%
Louisiana-Pacific Corporation                                                           245,100           6,360,344
                                                                                                         ----------

PHARMACEUTICALS-2.9%
Eyetech Pharmaceuticals Inc.*                                                            74,800           2,542,452
Impax Laboratories, Inc.*                                                               330,000           5,068,800
Medicines Company*                                                                       88,700           2,141,218
Pharmion Corp.*                                                                          58,700           3,034,555
                                                                                                         ----------
                                                                                                         12,787,025
                                                                                                         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.6%
AMIS Holdings, Inc.*                                                                    177,800           2,403,856
Axcelis Technologies, Inc.*                                                             415,100           3,437,028
Brooks Automation, Inc.*                                                                239,800           3,393,170
Integrated Circuit Systems, Inc.*                                                       184,500           3,966,750
Semtech Corporation*                                                                    183,100           3,510,027
Sigmatel Incorporated*                                                                 170,450           3,615,245
                                                                                                         ----------
                                                                                                         20,326,076
                                                                                                         ----------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.1%
SiRF Technology Holdings, Inc.*                                                         331,290           4,714,257
                                                                                                         ----------

SOFTWARE-5.0%
Cerner Corporation*                                                                      94,150           4,072,929
Fair Isaac Corporation                                                                  152,350           4,448,620
Hyperion Solutions Corporation*                                                         155,450           5,283,746
Quest Software, Inc. *                                                                  248,800           2,766,656
Take-Two Interactive Software, Inc.*                                                    170,150           5,589,428
                                                                                                         ----------
                                                                                                         22,161,379
                                                                                                         ----------

SPECIALTY RETAIL-4.1%
Aeropostale, Inc.*                                                                       80,100           2,098,620
AnnTaylor Stores Corporation*                                                           233,643           5,467,246
Guitar Center, Inc.*                                                                    126,250           5,466,625
PETCO Animal Supplies, Inc.*                                                            159,400           5,206,004
                                                                                                         ----------
                                                                                                         18,238,495
                                                                                                         ----------

THRIFTS & MORTGAGE FINANCE-1.3%
Bank Mutual  Corporation                                                                490,124           5,881,488
                                                                                                         ----------


TEXTILES, APPAREL & LUXURY GOODS-1.3%
Quiksilver,  Inc.*                                                                      229,300           5,828,804
                                                                                                         ----------

TRADING COMPANIES & DISTRIBUTORS-1.4%
MSC Industrial Direct Co., Cl. A                                                        175,950           5,996,375
                                                                                                         ----------

TRANSPORTATION SERVICES-1.0%
Sirva Inc.*                                                                             188,400           4,314,360
                                                                                                         ----------

WIRELESS TELECOMMUNICATION SERVICES-1.5%
SpectraSite, Inc.*                                                                      140,250           6,521,625
                                                                                                         ----------

Total Common Stocks (Cost $387,166,819)                                                                 424,772,180
                                                                                                        ------------

                                                                                     Princiapal
Short-Term Investments-2.8%                                                            Amount
                                                                                     -----------
U.S. Agency Obligations-2.8%
Federal Home Loan Banks, 1.46%, 10/1/04 (Cost $12,500,000)                          $12,500,000          12,500,000
                                                                                                         ----------


Securities Held Under Repurchase Agreements

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $137,570; collateralized by U.S. Treasury Notes
  (par value $110,000 due 1/15/08)                                                                          137,563
                                                                                                         ----------

Total Short-Term Investments(Cost $12,637,563)                                                           12,637,563
                                                                                                         ----------


Total Investments (Cost $399,804,382)(a)                                                   98.7%        437,409,743

Liabilities in Excess of Other Assets                                                       1.3%         5,590,400
                                                                                    -----------         -----------

Net Assets                                                                                100.0%        443,000,143
                                                                                    ===========         ===========



*    Non-income producing securities.
(a) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $399,804,382, amounted to $37,605,361 which consisted of aggregate gross unrealized appreciation of $62,032,807 and aggregate gross unrealized depreciation of $24,427,446.

The Alger American Income and Growth
Alger American Income and Growth Portfolio
Schedule of Investments - September 30, 2004 (Unaudited)

Common Stocks-95.0%                                                                   SHARES              VALUE
                                                                                      ------              -----
AEROSPACE & DEFENSE-2.4%
United Technologies Corporation                                                          23,100          $2,157,078
                                                                                                         ----------

BIOTECHNOLOGY-5.1%
Amgen Inc.*                                                                              21,750           1,232,790
Biogen Idec Inc.*                                                                        21,050           1,287,629
Gilead Sciences, Inc. *                                                                  37,000           1,383,060
ImClone Systems Incorporated*                                                            12,100             639,485
                                                                                                         ----------
                                                                                                          4,542,964
                                                                                                         ----------
CHEMICALS-2.6%
Dow Chemical Co.                                                                         52,600           2,376,468
                                                                                                         ----------

COMMERCIAL BANKS-5.0%
North Fork Bancorporation, Inc.                                                          53,200           2,364,740
Wells Fargo & Company                                                                    35,400           2,110,902
                                                                                                         ----------
                                                                                                          4,475,642
                                                                                                         ----------

COMMERCIAL SERVICES & SUPPLIES-.6%
Education Management Corporation*                                                        20,000             532,800
                                                                                                         ----------

COMMUNICATION EQUIPMENT-4.6%
Cisco Systems, Inc.*                                                                     96,500           1,746,650
Motorola, Inc.                                                                           69,500           1,253,780
Nokia Oyj, ADR#                                                                          83,500           1,145,620
                                                                                                         ----------
                                                                                                          4,146,050
                                                                                                         ----------

CONSUMER FINANCE-.8%
First Marblehead Corporation (The)*                                                      15,600             723,840
                                                                                                         ----------

DIVERSIFIED FINANCIAL SERVICES-5.0%
Citigroup Inc.                                                                           67,850           2,993,542
Lehman Brothers Holdings Inc.                                                            18,700           1,490,764
                                                                                                         ----------
                                                                                                          4,484,306
                                                                                                         ----------

DIVERSIFIED TELECOMMUNICATION SERVICES-2.3%
Verizon Communications Inc.                                                              52,000           2,047,760
                                                                                                         ----------

ELECTRIC UTILITIES-2.5%
Entergy Corporation                                                                      37,500           2,272,875
                                                                                                         ----------

ELECTRICAL EQUIPMENT-2.5%
Rockwell Automation, Inc.                                                                57,500           2,225,250
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-2.3%
Schlumberger Limited                                                                     30,600           2,059,686
                                                                                                         ----------

FINANCIAL INFORMATION SERVICES-1.7%
Genworth Financial Inc. Cl. A                                                            66,600           1,551,780
                                                                                                         ----------

FOOD & STAPLES RETAILING-4.0%
CVS Corp.                                                                                39,400           1,659,922
Wal-Mart Stores, Inc.                                                                    36,600           1,947,120
                                                                                                         ----------
                                                                                                          3,607,042
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-1.2%
Stryker Corporation                                                                      22,600           1,086,608
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-5.3%
Carnival Corporation                                                                     49,800           2,355,042
Starwood Hotels & Resorts Worldwide, Inc.                                                51,100           2,372,062
                                                                                                         ----------
                                                                                                          4,727,104
                                                                                                         ----------

HOUSEHOLD PRODUCTS-3.2%
Kimberly-Clark Corporation                                                               19,800           1,278,882
Procter & Gamble Company                                                                 30,000           1,623,600
                                                                                                         ----------
                                                                                                          2,902,482
                                                                                                         ----------

INDUSTRIAL CONGLOMERATES-7.0%
General Electric Company                                                                107,150           3,598,097
Tyco International Ltd.                                                                  87,900           2,695,014
                                                                                                         ----------
                                                                                                          6,293,111
                                                                                                         ----------

INSURANCE-1.5%
American International Group, Inc.                                                       19,600           1,332,603
                                                                                                         ----------

INTERNET & CATALOG RETAIL-3.8%
eBay Inc.*                                                                               30,100           2,767,394
NetFlix  Inc.*                                                                           40,200             619,884
                                                                                                         ----------
                                                                                                          3,387,278
                                                                                                         ----------

INTERNET SOFTWARE & SERVICES-2.9%
Yahoo! Inc. *                                                                            75,800           2,570,378
                                                                                                         ----------

MEDIA-3.8%
Viacom Inc. Cl. B                                                                        63,400           2,127,704
XM Satellite Radio Holdings Inc. Cl. A*                                                  40,100           1,243,902
                                                                                                         ----------
                                                                                                          3,371,606
                                                                                                         ----------

MULTILINE RETAIL-2.0%
Target Corporation                                                                       40,500           1,832,625
                                                                                                         ----------

OIL & GAS-4.9%
BP PLC Sponsored ADR#                                                                    40,150           2,309,830
Exxon Mobil Corporation                                                                  42,500           2,054,025
                                                                                                         ----------
                                                                                                          4,363,855
                                                                                                         ----------

PHARMACEUTICALS-5.6%
Abbott Laboratories                                                                      11,000             465,960
Bristol-Myers Squibb Company                                                             65,150           1,542,100
Johnson & Johnson                                                                        38,175           2,150,398
Merck & Co. Inc.                                                                         27,000             891,000
                                                                                                         ----------
                                                                                                          5,049,458

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.2%
Altera Corporation *                                                                     23,200             454,024
Analog Devices, Inc.                                                                     17,700             686,406
Applied Materials, Inc.*                                                                 40,000             659,600
Intel Corporation                                                                       102,225           2,050,634
Texas Instruments Incorporated                                                           38,600             821,408
                                                                                                         ----------
                                                                                                          4,672,072
                                                                                                         ----------

SOFTWARE-4.7%
Microsoft Corporation                                                                   116,400           3,218,460
PalmSource, Inc.*                                                                        46,800             970,632
                                                                                                         ----------
                                                                                                          4,189,092
                                                                                                         ----------

SPECIALTY RETAIL-1.7%
Home Depot, Inc.                                                                         38,300           1,501,360
                                                                                                         ----------

TOBACCO-.8%
Altria Group, Inc.                                                                       14,500             682,080
                                                                                                         ----------

Total Common Stocks (Cost $78,923,874)                                                                   85,165,253
                                                                                                         ----------

                                                                                   Principal
Short-Term Investments-4.1%                                                          Amount
                                                                                   ----------
U.S. Agency Obligations-4.0%
Federal Home Loan Banks, 1.46%, 10/1/04,(Cost$3,600,000)                             $3,600,000           3,600,000
                                                                                                         ----------


Securities Held Under Repurchase Agreements-.1%

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $92,958; collateralized by U.S. Treasury Notes
  (par value $75,000 due 1/15/08)                                                                            92,953
                                                                                                        -----------

Total Short-Term Investments(Cost $3,692,953)                                                             3,692,953
                                                                                                        -----------


Total Investments (Cost $82,616,827)(a)                                                    99.1%         88,858,206

Other Assets in Excess of liabilities                                                       0.9%            762,667
                                                                                    -----------         -----------

Net Assets                                                                                100.0%        $89,620,873
                                                                                    ===========         ===========


*    Non-income producing securities.
#    American Depositary Receipts.
(a) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $82,616,827, amounted to $6,241,379 which consisted of aggregate gross unrealized appreciation of $8,677,575 and aggregate gross unrealized depreciation of $2,436,196.

The Alger American Fund
Alger American Balanced Portfolio
Schedule of Investments-September 30, 2004(Unaudited)

Common Stocks-63.9%                                                                    SHARES              VALUE
                                                                                       ------              -----
AEROSPACE & DEFENSE-.3%
Boeing Company (The)                                                                     19,900          $1,027,237
                                                                                                         ----------

BIOTECHNOLOGY-4.3%
Biogen Idec Inc.*                                                                        58,900           3,602,913
Genentech, Inc.*                                                                         38,900           2,039,138
Gilead Sciences, Inc. *                                                                 107,800           4,029,564
ImClone Systems Incorporated*                                                            46,500           2,457,525
OSI Pharmaceuticals, Inc.                                                                43,650           2,682,729
                                                                                                         ----------
                                                                                                         14,811,869
                                                                                                         ----------

CAPITAL MARKETS-1.9%
Affiliated Managers Group, Inc.*                                                         31,250           1,673,125
Bank of New York Company, Inc. (The)                                                     17,150             500,266
J.P. Morgan Chase & Co.                                                                  56,100           2,228,853
T. Rowe Price Group Inc.                                                                 42,500           2,164,950
                                                                                                         ----------
                                                                                                          6,567,194
                                                                                                         ----------

CHEMICALS-1.4%
Dow Chemical Co.                                                                        102,650           4,637,726
                                                                                                         ----------

COMMERCIAL BANKS-1.6%
Wells Fargo & Company                                                                    37,150           2,215,255
Zions Bancorporation                                                                     52,350           3,195,444
                                                                                                         ----------
                                                                                                          5,410,699
                                                                                                         ----------

COMMUNICATION EQUIPMENT-2.6%
Avaya Inc.*                                                                              76,550           1,067,107
Cisco Systems, Inc.*                                                                    100,400           1,817,240
Motorola, Inc.                                                                          203,000           3,662,120
Research in Motion Limited*                                                              29,450           2,248,213
                                                                                                         ----------
                                                                                                          8,794,680
                                                                                                         ----------

COMPUTERS & PERIPHERALS-.8%
EMC Corporation*                                                                         51,350             592,579
PalmOne, Inc.*                                                                           70,000           2,130,800
                                                                                                         ----------
                                                                                                          2,723,379
                                                                                                         ----------

CONSUMER FINANCE-1.3%
American Express Company                                                                 84,900           4,368,953
                                                                                                         ----------

DIVERSIFIED FINANCIAL SERVICES-1.3%
Citigroup Inc.                                                                           55,450           2,446,454
Lehman Brothers Holdings Inc.                                                            27,400           2,184,328
                                                                                                         ----------
                                                                                                          4,630,782
                                                                                                         ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
Symbol Technologies, Inc.                                                               167,600           2,118,463
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-2.3%
National-Oilwell, Inc.*                                                                 112,300           3,690,178
Schlumberger Limited                                                                     64,100           4,314,571
                                                                                                         ----------
                                                                                                          8,004,749
                                                                                                         ----------

FOOD & STAPLES RETAILING-3.5%
CVS Corp.                                                                               107,900           4,545,827
Wal-Mart Stores, Inc.                                                                    81,750           4,349,100
Whole Foods Market, Inc.                                                                 34,250           2,938,308
                                                                                                         ----------
                                                                                                         11,833,235
                                                                                                         ----------
FREIGHT & LOGISTICS-.7%
FedEx Corp.                                                                              26,400           2,262,216
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-2.4%
Boston Scientific Corporation*                                                           60,500           2,403,665
Fisher Scientific International Inc.*                                                    56,000           3,266,480
Guidant Corporation                                                                      17,250           1,139,190
Medtronic, Inc.                                                                          27,900           1,448,010
                                                                                                         ----------
                                                                                                          8,257,345
                                                                                                         ----------

HEALTH CARE PROVIDERS & SERVICES-4.8%
Aetna Inc.                                                                               71,500           7,144,995
Caremark Rx, Inc.*                                                                       49,600           1,590,672
HCA Inc.                                                                                 83,700           3,193,155
UnitedHealth Group Incorporated                                                          62,600           4,616,124
                                                                                                         ----------
                                                                                                         16,544,946
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-1.3%
Carnival Corporation                                                                     93,700           4,431,073
                                                                                                         ----------

INDUSTRIAL CONGLOMERATES-2.5%
General Electric Company                                                                103,900           3,488,962
Tyco International Ltd.                                                                 171,500           5,258,190
                                                                                                         ----------
                                                                                                          8,747,152
                                                                                                         ----------

INFORMATION TECHNOLOGY  SERVICES-2.2%
Accenture Ltd. Cl. A*                                                                    41,500           1,122,575
Automatic Data Processing, Inc.                                                          77,650           3,208,498
First Data Corporation                                                                   77,050           3,351,675
                                                                                                         ----------
                                                                                                          7,682,748
                                                                                                         ----------

INSURANCE-.9%
American International Group, Inc.                                                       44,450           3,022,156
                                                                                                         ----------

INTERNET & CATALOG RETAIL-3.7%
eBay Inc.*                                                                               58,800           5,406,072
IAC/InterActiveCorp.*                                                                   136,950           3,015,639
NetFlix  Inc.*                                                                          269,200           4,151,064
                                                                                                         ----------
                                                                                                         12,572,775
                                                                                                         ----------

INTERNET SOFTWARE & SERVICES-3.3%
Google Inc. Cl A*                                                                        28,950           3,751,920
Yahoo! Inc. *                                                                           219,900           7,456,809
                                                                                                         ----------
                                                                                                         11,208,729

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                                                               91,350           1,742,045
                                                                                                         ----------

MEDIA-3.5%
Time Warner Inc.*                                                                       230,550           3,721,077
Viacom Inc. Cl. B                                                                        92,150           3,092,554
XM Satellite Radio Holdings Inc. Cl. A*                                                 160,300           4,972,506
                                                                                                         ----------
                                                                                                         11,786,137
                                                                                                         ----------

METALS & MINING-1.3%
Peabody Energy Corporation                                                               76,100           4,527,950
                                                                                                         ----------

OIL & GAS-2.0%
BP PLC Sponsored ADR#                                                                    39,400           2,266,682
Devon Energy Corporation                                                                 29,790           2,115,387
EOG Resources, Inc.                                                                      34,450           2,268,533
                                                                                                         ----------
                                                                                                          6,650,602
                                                                                                         ----------

PHARMACEUTICALS-4.4%
Allergan, Inc.                                                                           28,300           2,053,165
Eyetech Pharmaceuticals Inc.*                                                            60,050           2,041,100
IVAX Corporation*                                                                       213,950           4,097,143
Pfizer Inc.                                                                             113,700           3,479,220
Sepracor Inc.*                                                                           51,850           2,529,242
Teva Pharmaceutical Industries Ltd. ADR#                                                 35,800             929,010
                                                                                                         ----------
                                                                                                         15,128,880
                                                                                                         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
Altera Corporation *                                                                    132,150           2,586,176
Analog Devices, Inc.                                                                     57,250           2,220,155
Applied Materials, Inc.*                                                                247,100           4,074,679
Broadcom Corporation Cl. A *                                                             45,350           1,237,602
Freescale Semiconductor Inc.*                                                            73,400           1,049,620
Intel Corporation                                                                       158,900           3,187,534
National Semiconductor Corporation*                                                      36,500             565,384
                                                                                                         ----------
                                                                                                         14,921,150
                                                                                                         ----------

SOFTWARE-2.1%
Microsoft Corporation                                                                   179,800           4,971,470
Take-Two Interactive Software, Inc.*                                                     62,850           2,064,623
                                                                                                         ----------
                                                                                                          7,036,093
                                                                                                         ----------

SPECIALTY RETAIL-1.3%
Bed Bath & Beyond Inc.*                                                                  87,250           3,237,848
Lowe's Companies,  Inc.                                                                  20,500           1,114,175
                                                                                                         ----------
                                                                                                          4,352,023
                                                                                                         ----------

TEXTILES, APPAREL & LUXURY GOODS-.7%
Coach, Inc.*                                                                             27,000           1,145,340
Polo Ralph Lauren Corp. Cl. A.                                                           29,850           1,085,645
                                                                                                         ----------
                                                                                                          2,230,985

Total Common Stocks (Cost $207,308,380)                                                                 218,033,971
                                                                                                        -----------

Corporate Bonds-14.3%

AEROSPACE & DEFENSE-.7%
Boeing  Capital Corp.,  6.50%, 2/15/12                                                  555,000             622,237
Northrop Grumman Corporation,  7.125%, 2/15/11                                          550,000             633,027
United Technologies, 4.875%, 11/1/06                                                 $1,038,000           1,079,386
                                                                                                         ----------
                                                                                                          2,334,650
                                                                                                         ----------

AUTOMOTIVE-1.3%
DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08                                      790,000             797,755
Ford Motor Credit Company,  6.50%, 1/25/07                                            1,540,000           1,632,013
Ford Motor Credit Company,  7.875%, 6/15/10                                             875,000             977,067
General Motors Acceptance Corp., 4.50%, 7/15/06                                       1,000,000           1,016,093
                                                                                                         ----------
                                                                                                          4,422,928
                                                                                                         ----------

AUTOMOTIVE EQUIPMENT & SERVICES-.2%
Hertz Corp.,  4.70%, 10/2/06                                                            600,000             611,807
                                                                                                         ----------

BEVERAGES-.2%
Anheuser-Busch Companies, Inc.,  7.00%, 12/1/25                                         825,000             883,711
                                                                                                         ----------

CAPITAL MARKETS-.9%
Goldman Sachs Group, Inc.,   6.60%, 1/15/12                                           1,000,000           1,118,400
J.P. Morgan Chase & Co.,  3.625%, 5/1/08                                                850,000             852,237
Morgan Stanley,  6.75%, 4/15/11                                                       1,000,000           1,122,051
                                                                                                         ----------
                                                                                                          3,092,688

COMMERCIAL BANKS-.8%
Associates Corp. North America,  6.95% 11/1/18                                          925,000           1,082,114
Bank of America Corp.,  5.375%, 6/15/14                                               1,175,000           1,222,518
US Bancorp National Association, Minneapolis 6.50%, 2/1/08                              551,000             601,716
                                                                                                         ----------
                                                                                                          2,906,348
                                                                                                         ----------

COMMUNICATION SERVICES-.6%
AT&T Wireless Services Inc., 7.50%, 5/1/07                                            1,925,000           2,122,049
                                                                                                         ----------

COMPUTERS & PERIPHERALS-.3%
International Business Machines Corp., 8.375%, 11/1/19                                  801,000           1,057,325
                                                                                                         ----------

CONSUMER FINANCE-.3%
American Express Credit Corp., 3.00%, 5/16/08                                         1,000,000             983,726
                                                                                                         ----------

DIVERSIFIED FINANCIAL SERVICES-.6%
Block Financial Corp.,  8.50%, 4/15/07                                                  500,000             560,223
Household Finance Corp.,  4.75%, 7/15/13                                              1,475,000           1,462,973
                                                                                                         ----------
                                                                                                          2,023,196

DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
Sprint Capital Corp.,  6.00%, 1/15/07                                                 1,110,000           1,175,580
Verizon New York Inc., Series A, 6.875%, 4/1/12                                       1,068,000           1,189,410
Verizon Wireless Capital LLC Note, 5.375%, 12/15/06                                   1,250,000           1,309,115
                                                                                                         ----------
                                                                                                          3,674,105
                                                                                                         ----------

ELECTRIC UTILITIES-1.1%
AEP Texas North Company Senior Notes, 5.50%, 3/1/13                                     660,000             687,260
Con Edison Company Of New York,  5.625%, 7/1/12                                       1,500,000           1,604,688
Dominion Resources, Inc.,  5.00%,  3/15/13                                              873,000             873,331
Washington Gas Light Co.,   6.51%, 8/18/08                                              500,000             547,655
                                                                                                         ----------
                                                                                                          3,712,934

ENERGY EQUIPMENT & SERVICES-.5%
Baker Hughes Inc.,  6.25%,  1/15/09                                                   1,500,000           1,639,707
                                                                                                         ----------

FOOD CHAINS-.2%
Fred Meyer,Inc. Sr. Notes, 7.45%, 3/1/08                                                480,000             536,532
                                                                                                         ----------

FOOD PRODUCTS-.6%
Kellogg Co. Senior Note,  2.875%, 6/1/08                                              1,037,000           1,017,594
Kraft Foods Inc.,   6.25%, 6/1/12                                                     1,025,000           1,121,556
                                                                                                         ----------
                                                                                                          2,139,150
                                                                                                         ----------

FOOD & STAPLES RETAILING-.6%
Safeway Inc. 6.15%, 3/1/06                                                            1,000,000           1,042,907
Wal-Mart Stores, Inc.,  4.55%, 5/1/13                                                 1,000,000           1,008,747
                                                                                                         ----------
                                                                                                          2,051,654
                                                                                                         ----------

INDUSTRIAL CONGLOMERATES-.7%
General Electric Company,  5.00%, 2/1/13                                                870,000             896,260
Tyco International Group SA,   6.00%, 11/15/13                                          650,000             702,745
Tyco International Group SA,   5.80%, 8/1/06                                            800,000             838,106
                                                                                                         ----------
                                                                                                          2,437,111
                                                                                                         ----------

INSURANCE-.1%
Safeco Corporation,  7.25%, 9/1/12                                                      373,000             431,243
                                                                                                         ----------

MEDIA-1.0%
Comcast Corporation,  6.50%, 1/15/15                                                    748,000             809,472
Cox Enterprises, Inc., 4.375%, 5/1/08(a)                                                777,000             759,314
General Motors Corporation,  8.25%, 7/15/23                                             507,000             534,612
Liberty Media Corporation Floating Rate Note, 3.02%, 9/17/06                            645,000             652,069
News America Inc.,  6.625%, 1/9/08                                                      551,000             601,240
                                                                                                         ----------
                                                                                                          3,356,707
                                                                                                         ----------

OIL & GAS-.5%
Conoco Funding Co.,  6.35%, 10/15/11                                                  1,500,000           1,675,244
                                                                                                         ----------

PAPER PACKAGING & FOREST PRODUCTS-.6%
Domtar Inc.,  8.75%, 8/1/06                                                           1,810,000           1,974,551
                                                                                                         ----------

TELEPHONES-.4%
Deutsche Telek International Finance  B V Gtd Notes, 8.50%,6/15/10                    1,000,000           1,199,977
                                                                                                         ----------

THRIFTS & MORTGAGE FINANCE-.4%
Washington Mutual, Inc.,  4.375%, 1/15/08                                             1,300,000           1,331,742
                                                                                                         ----------

WIRELESS TELECOMMUNICATION SERVICES-.3%
Vodafone Group PLC, 7.75%, 2/15/10                                                    1,000,000           1,174,367
                                                                                                         ----------

UTILITIES-.3%
Southern California Edison Co.,  5.00%, 1/15/14                                         914,000             931,330
                                                                                                         ----------


Total Corporate Bonds(Cost$47,420,882)                                                                   48,704,782
                                                                                                         ----------


U.S. Government & Agency
Obligations-19.4%

Federal Farm Credit Bank,
  2.125%, 8/15/05                                                                     1,300,000           1,298,150
  5.875%, 9/2/08                                                                       2,000,000           2,173,506
Federal Home Loan Banks,
  7.25%, 5/13/05                                                                      1,500,000           1,547,255
  6.375%, 8/15/06                                                                     1,000,000           1,065,078
  6.75%, 8/15/07                                                                      1,000,000           1,098,320
Federal Home Loan Mortgage Corporation,
  4.25%, 7/15/09                                                                      1,189,000           1,217,563
Federal National Mortgage Association,
  7.125%, 2/15/05                                                                     1,000,000           1,019,343
  1.875%, 9/15/05                                                                     4,110,000           4,092,989
  2.30%, 1/20/06                                                                      1,740,000           1,735,833
  3.125%, 7/15/06                                                                     1,230,000           1,239,432
  6.96%, 4/2/07                                                                         500,000             547,702
  6.625%, 10/15/07                                                                    1,300,000           1,428,070
  3.25%, 8/15/08                                                                      1,380,000           1,369,683
  3.25%, 2/15/09                                                                      1,515,000           1,493,782
  6.625%, 11/15/30                                                                      508,000             594,153
U.S. Treasury Bonds,
  7.25%, 5/15/16                                                                      2,123,000           2,673,156
  7.50%, 11/15/16                                                                     4,094,000           5,262,550
  6.25%, 8/15/23                                                                      7,860,000           9,180,849
  6.875%, 8/15/25                                                                     2,749,000           3,451,823
  6.00%, 2/15/26                                                                      6,352,000           7,244,011
U.S. Treasury Notes,
  1.125%, 6/30/05                                                                     6,982,000           6,935,095
  6.50%, 8/15/05                                                                      1,550,000           1,608,368
  5.75%, 11/15/05                                                                       626,000             650,356
  4.375%, 5/15/07                                                                       230,000             239,245
  3.00%, 11/15/07                                                                     2,285,000           2,292,410
  3.125%, 9/15/08                                                                       132,000             131,938
  3.125%, 4/15/09                                                                     1,626,000           1,615,520
  3.625%, 7/15/09                                                                       880,000             890,931
  4.75%, 5/15/14                                                                      2,168,000           2,276,404

Total U.S. Government & Agency Obligations(Cost$65,217,733)                                              66,373,515
                                                                                                         ----------


Short-Term Investments-1.6%

U.S. Agency Obligations-1.6%
Federal Home Loan Banks, 1.46%, 10/1/04                                               5,700,000           5,700,000
                                                                                                         ----------


Securities Held Under Repurchase Agreements

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $70,414; collateralized by U.S. Treasury Notes
  (par value $60,000 due 1/15/08)                                                                            70,411
                                                                                                             ------

Total Short-Term Investments(Cost $5,770,411)                                                             5,770,411
                                                                                                         ----------


Total Investments (Cost $325,717,406)(b)                                                  99.2%         338,882,679

Other Assets in Excess of liabilities                                                      0.8%           2,563,470
                                                                                    -----------        ------------

Net Assets                                                                               100.0%        $341,446,149
                                                                                    ===========        ============


*    Non-income producing securities.
#    American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securites represent .2% of net assets of the Fund.
(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $325,717,406, amounted to $13,165,273 which consisted of aggregate gross unrealized appreciation of $19,062,315 and aggregate gross unrealized depreciation of $5,897,042.

The Alger American Fund
Alger American MidCap Growth Portfolio
Schedule of Investments-September 30, 2004(Unaudited)



Common Stocks-97.1%                                                                  SHARES              VALUE
                                                                                     ------              -----


AEROSPACE & DEFENSE-2.0%
L-3 Communications Holdings, Inc.                                                       125,375          $8,400,125
                                                                                                         ----------

AIRLINES-.2%
JetBlue Airways Corporation*                                                             49,700           1,039,724
                                                                                                         ----------

AUTO COMPONETS-.5%
Autoliv, Inc.                                                                            52,450           2,118,980
                                                                                                         ----------

BIOTECHNOLOGY-4.1%
Genzyme Corporation General Division*                                                    76,350           4,154,203
ImClone Systems Incorporated*                                                            80,150           4,235,928
OSI Pharmaceuticals, Inc.                                                                87,500           5,377,750
QLT Inc.*                                                                               194,100           3,231,765
                                                                                                         ----------
                                                                                                         16,999,646
                                                                                                         ----------
BUILDING & CONSTRUCTION-.8%
Toll Brothers, Inc.*                                                                     67,800           3,141,173
                                                                                                         ----------

CAPITAL MARKETS-3.9%
Affiliated Managers Group, Inc.*                                                        192,445          10,303,505
Legg Mason, Inc.                                                                        114,150           6,080,770
                                                                                                         ----------
                                                                                                         16,384,275
                                                                                                         ----------

CHEMICALS-1.4%
Millennium Chemicals Inc.*                                                              280,700           5,953,645
                                                                                                         ----------

COMMERCIAL BANKS-3.6%
East West Bancorp, Inc.                                                                 124,950           4,197,070
North Fork Bancorporation, Inc.                                                         126,000           5,600,700
Zions Bancorporation                                                                     82,300           5,023,592
                                                                                                         ----------
                                                                                                         14,821,362
                                                                                                         ----------
COMMERCIAL SERVICES & SUPPLIES-2.4%
Corporate Executive Board Company (The)                                                  69,300           4,243,932
Service Corporation International*                                                      946,900           5,880,249
                                                                                                         ----------
                                                                                                         10,124,181
                                                                                                         ----------

COMMUNICATION EQUIPMENT-1.6%
Avaya Inc.*                                                                             441,700           6,157,298
Foundry Networks, Inc.*                                                                  44,350             420,882
                                                                                                            -------
                                                                                                          6,578,180
                                                                                                         ----------

COMMUNICATION TECHNOLOGY-1.5%
Andrew Corporation*                                                                     153,850           1,883,124
Nextel Partners Inc. Cl A.*                                                             254,300           4,216,294
                                                                                                         ----------
                                                                                                          6,099,418

COMPUTERS & PERIPHERALS-4.2%
Apple Computer, Inc.*                                                                   215,400           8,346,750
PalmOne, Inc.*                                                                          307,200           9,351,168
                                                                                                         ----------
                                                                                                         17,697,918
                                                                                                         ----------

COMPUTER SERVICES-2.0%
Akamai Technologies Inc.*                                                               582,250           8,180,613
                                                                                                         ----------

COMPUTER TECHNOLOGY-1.0%
NAVTEQ*                                                                                 115,700           4,123,548
                                                                                                         ----------

CONSUMER FINANCE-1.4%
First Marblehead Corporation (The)*                                                     127,600           5,920,640
                                                                                                         ----------

ELECTRICAL EQUIPMENT-1.8%
Rockwell Automation, Inc.                                                               189,800           7,345,260
                                                                                                         ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.5%
Symbol Technologies, Inc.                                                               142,000           1,794,880
Trimble Navigation Limited*                                                             135,350           4,277,060
                                                                                                         ----------
                                                                                                          6,071,940
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-4.5%
Cooper Cameron Corporation*                                                             154,270           8,460,167
National-Oilwell, Inc.*                                                                 314,900          10,347,614
                                                                                                         ----------
                                                                                                         18,807,781
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-5.5%
C.R. Bard, Inc.                                                                          54,200           3,069,346
Cytyc Corporation*                                                                      156,800           3,786,720
Fisher Scientific International Inc.*                                                   100,400           5,856,332
Given Imaging Ltd.*                                                                      25,300             972,785
Kinetic Concepts, Inc.*                                                                 140,600           7,388,530
Varian Medical Systems, Inc.*                                                            58,500           2,022,345
                                                                                                         ----------
                                                                                                         23,096,058

HEALTH CARE PROVIDERS & SERVICES-3.2%
AMERIGROUP Corporation*                                                                 116,000           6,525,000
Covance Inc.*                                                                            98,400           3,933,048
Magellan Health Services, Inc.*                                                          84,100           3,074,696
                                                                                                         ----------
                                                                                                         13,532,744
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-5.6%
Applebee's International, Inc.                                                          156,500           3,956,320
Cheesecake Factory Incorporated (The)*                                                  100,350           4,355,190
International Speedway Corporation Cl.  A                                                62,100           3,098,790
Kerzner International Limited*                                                           41,200           1,811,564
Royal Caribbean Cruises Ltd.                                                            121,200           5,284,320
Station Casinos, Inc.                                                                    38,200           1,873,328
Wynn Resorts, Limited*                                                                   59,300           3,065,217
                                                                                                         ----------
                                                                                                         23,444,729
                                                                                                         ----------

HOUSEHOLD DURABLES-1.7%
Garmin Ltd.                                                                             166,350           7,194,638
                                                                                                         ----------

INTERNET & CATALOG RETAIL-2.3%
NetFlix  Inc.*                                                                          622,250           9,595,095
                                                                                                         ----------

LEISURE & ENTERTAINMENT-.6%
Shanda Interactive Entertainment Ltd.*                                                  106,900           2,565,600
                                                                                                         ----------

MACHINERY-1.0%
Pentair, Inc.                                                                           113,500           3,962,285
                                                                                                         ----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.1%
Patterson-UTI Energy, Inc.                                                              245,800           4,687,406
                                                                                                         ----------

MEDIA-3.2%
Gemstar-TV Guide International, Inc.*                                                   298,700           1,687,655
XM Satellite Radio Holdings Inc. Cl. A*                                                 369,450          11,460,339
                                                                                                         ----------
                                                                                                         13,147,994
                                                                                                         ----------
OIL & GAS-2.6%
EOG Resources, Inc.                                                                     105,750           6,963,638
Teekay Shipping Corporation                                                              88,000           3,791,920
                                                                                                         ----------
                                                                                                         10,755,558
                                                                                                         ----------

PHARMACEUTICALS-6.5%
Elan Corporation PLC Sponsored ADR*#                                                    351,100           8,215,740
Eyetech Pharmaceuticals Inc.*                                                           157,600           5,356,824
IVAX Corporation*                                                                       397,500           7,612,125
Sepracor Inc.*                                                                          122,150           5,958,477
                                                                                                         ----------
                                                                                                         27,143,166
                                                                                                         ----------

MEDICAL DEVICES-.8%
Advanced Medical Optics, Inc.*                                                           88,600           3,505,902
                                                                                                         ----------

METALS & MINING-1.8%
Peabody Energy Corporation                                                              122,350           7,279,825
                                                                                                         ----------

MULTILINE RETAIL-.7%
Dollar Tree Stores, Inc.*                                                               114,500           3,085,775
                                                                                                         ----------

ROAD & RAIL-1.8%
Yellow Roadway Corporation*                                                             161,100           7,553,979
                                                                                                         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-8.2%
Altera Corporation *                                                                    308,550           6,038,324
Broadcom Corporation Cl. A *                                                             79,850           2,179,107
Freescale Semiconductor Inc.*                                                           143,500           2,052,050
KLA-Tencor Corporation*                                                                  94,300           3,911,564
National Semiconductor Corporation*                                                      70,400           1,090,496
Semiconductor Manufacturing International Corporation ADR*#                             826,400           8,164,832
Skyworks Solutions, Inc.*                                                               561,500           5,334,250
Teradyne, Inc.*                                                                         397,450           5,325,830
                                                                                                         ----------
                                                                                                         34,096,453
                                                                                                         ----------

SOFTWARE-4.8%
Activision, Inc.*                                                                       150,150           2,082,581
Amdocs Limited*                                                                         145,900           3,184,997
Cognos, Inc.*                                                                            57,000           2,024,640
PalmSource, Inc.*                                                                       329,757           6,839,160
Take-Two Interactive Software, Inc.*                                                    183,150           6,016,478
                                                                                                         ----------
                                                                                                         20,147,856
                                                                                                         ----------

SPECIALTY RETAIL-2.4%
Chico's FAS, Inc.*                                                                       63,500           2,171,700
Hot Topic, Inc.*                                                                         99,150           1,689,516
Tiffany & Co.                                                                            96,900           2,978,706
Tractor Supply Company*                                                                  98,350           3,092,124
                                                                                                         ----------
                                                                                                          9,932,046
                                                                                                         ----------

TEXTILES, APPAREL & LUXURY GOODS-3.3%
Coach, Inc.*                                                                             72,800           3,088,176
Fossil, Inc.*                                                                            74,100           2,292,654
Polo Ralph Lauren Corp. Cl. A.                                                          124,050           4,511,699
Quiksilver,  Inc.*                                                                      150,750           3,832,065
                                                                                                         ----------
                                                                                                         13,724,594
                                                                                                         ----------

WIRELESS TELECOMMUNICATION SERVICES-1.6%
SpectraSite, Inc.*                                                                      138,800           6,454,200
                                                                                                         ----------

Total Common Stocks (Cost $383,716,889)                                                                 404,714,312
                                                                                                        -----------

                                                                                    Principal
Short-Term Investments-3.7%                                                          Amount
                                                                                   ------------
U.S. Agency Obligations-3.7%
Federal Home Loan Banks, 1.46%, 10/1/04(Cost$15,200,000)                            $15,200,000          15,200,000
                                                                                                         ----------

Securities Held Under Repurchase Agreements

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $190,645; collateralized by U.S. Treasury Notes
  (par value $155,000 due 1/15/08)                                                                          190,636
                                                                                                            -------

Total Short-Term Investments(Cost $15,390,636)                                                           15,390,636
                                                                                                         ----------


Total Investments (Cost $399,107,525)(a)                                                 100.8%         420,104,948

Liabilities in Excess of Other Assets                                                     -0.8%          (3,345,922)
                                                                                    -----------          -----------

Net Assets                                                                               100.0%        $416,759,026
                                                                                    ===========        ============



*    Non-income producing securities.
#    American Depositary Receipts.
(a) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $399,107,525, amounted to $20,997,423 which consisted of aggregate gross unrealized appreciation of $38,699,535 and aggregate gross unrealized depreciation of $17,702,112.


The Alger American Fund
Alger American Leveraged Portfolio
Schedule of Investments-September 30, 2004(Unaudited)


Common Stocks-88.6%                                                                   SHARES                VALUE
                                                                                      ------                -----
AEROSPACE & DEFENSE-3.6%
Lockheed Martin Corporation                                                             136,000          $7,586,080
United Technologies Corporation                                                          59,200           5,528,096
                                                                                                         ----------
                                                                                                         13,114,176
                                                                                                         ----------

BIOTECHNOLOGY-7.5%
Biogen Idec Inc.*                                                                       116,100           7,101,837
Genentech, Inc.*                                                                         88,700           4,649,654
Genzyme Corporation General Division*                                                    63,900           3,476,799
Gilead Sciences, Inc. *                                                                 226,500           8,466,570
OSI Pharmaceuticals, Inc.                                                                57,700           3,546,242
                                                                                                         ----------
                                                                                                         27,241,102
                                                                                                         ----------

CHEMICALS-.4%
Lubrizol Corporation                                                                     40,700           1,408,220
                                                                                                         ----------

COMMERCIAL BANKS-.5%
Wells Fargo & Company                                                                    31,050           1,851,512
                                                                                                         ----------
COMMUNICATION EQUIPMENT-5.3%
Nokia Oyj, ADR#                                                                         320,500           4,397,260
QUALCOMM Inc.                                                                           116,450           4,546,208
Research in Motion Limited*                                                             132,850          10,141,769
                                                                                                         ----------
                                                                                                         19,085,237
                                                                                                         ----------

COMPUTERS & PERIPHERALS-2.5%
PalmOne, Inc.*                                                                          295,200           8,985,888
                                                                                                         ----------

COMPUTER TECHNOLOGY-1.2%
NAVTEQ*                                                                                 120,500           4,294,620
                                                                                                         ----------

CONSUMER FINANCE-2.8%
Capital One Financial Corporation                                                        79,500           5,875,050
First Marblehead Corporation (The)*                                                      95,000           4,408,000
                                                                                                         ----------
                                                                                                         10,283,050
                                                                                                         ----------

DIVERSIFIED FINANCIAL SERVICES-.8%
Lehman Brothers Holdings Inc.                                                            33,800           2,694,536
                                                                                                         ----------

ENERGY EQUIPMENT & SERVICES-2.1%
National-Oilwell, Inc.*                                                                 231,700           7,613,662
                                                                                                         ----------

FOOD & STAPLES RETAILING-1.5%
CVS Corp.                                                                               131,300           5,531,669
                                                                                                         ----------

FREIGHT & LOGISTICS-1.0%
FedEx Corp.                                                                              42,600           3,650,393
                                                                                                         ----------

HEALTH CARE EQUIPMENT & SUPPLIES-3.9%
Fisher Scientific International Inc.*                                                    91,900           5,360,527
Given Imaging Ltd.*                                                                      47,500           1,826,375
Guidant Corporation                                                                      37,900           2,502,916
Kinetic Concepts, Inc.*                                                                  83,200           4,372,160
                                                                                                         ----------
                                                                                                         14,061,978
                                                                                                         ----------

HEALTH CARE PROVIDERS & SERVICES-5.0%
Aetna Inc.                                                                               36,000           3,597,480
AMERIGROUP Corporation*                                                                  79,200           4,455,000
Anthem, Inc.*                                                                            42,700           3,725,575
Caremark Rx, Inc.*                                                                       72,000           2,309,040
Quest Diagnostics Incorporated                                                           43,600           3,846,392
                                                                                                         ----------
                                                                                                         17,933,487
                                                                                                         ----------

HOTELS, RESTAURANTS & LEISURE-1.1%
Royal Caribbean Cruises Ltd.                                                             93,550           4,078,780
                                                                                                         ----------

INDUSTRIAL CONGLOMERATES-1.5%
Tyco International Ltd.                                                                 176,200           5,402,292
                                                                                                         ----------

INFORMATION TECHNOLOGY  SERVICES-1.0%
Cognizant Technology Solutions Corporation Cl. A*                                       121,100           3,694,761
                                                                                                         ----------

INSURANCE-1.0%
American International Group, Inc.                                                       50,300           3,419,897
                                                                                                         ----------

INTERNET & CATALOG RETAIL-5.5%
eBay Inc.*                                                                              117,700          10,821,338
IAC/InterActiveCorp.*                                                                   160,100           3,525,402
NetFlix  Inc.*                                                                          362,000           5,582,040
                                                                                                         ----------
                                                                                                         19,928,780
                                                                                                         ----------

INTERNET SOFTWARE & SERVICES-4.1%
Yahoo! Inc. *                                                                           440,300          14,930,573
                                                                                                         ----------

LEISURE & ENTERTAINMENT-.5%
Shanda Interactive Entertainment Ltd.*                                                   73,900           1,773,600
                                                                                                         ----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                                                               99,500           1,897,465
                                                                                                         ----------

MEDIA-4.4%
Sirius Satellite Radio Inc.*                                                            905,800           2,898,560
Time Warner Inc.*                                                                       532,000           8,586,480
Viacom Inc. Cl. B                                                                       129,600           4,349,376
                                                                                                         ----------
                                                                                                         15,834,416
                                                                                                         ----------

MEDICAL DEVICES-1.1%
Advanced Medical Optics, Inc.*                                                           98,300           3,889,731
                                                                                                         ----------

METALS & MINING-1.4%
Peabody Energy Corporation                                                               84,300           5,015,850
                                                                                                         ----------

MULTILINE RETAIL-1.0%
Kohl's Corporation*                                                                      71,000           3,421,490
                                                                                                         ---------

OFFICE EQUIPMENT-1.7%
Zebra Technologies Corporation*                                                         101,400           6,186,414
                                                                                                         ----------

OIL & GAS-4.7%
BP PLC Sponsored ADR#                                                                    67,200           3,866,016
EOG Resources, Inc.                                                                     101,000           6,650,850
Talisman Energy Inc.                                                                    113,500           2,939,650
Teekay Shipping Corporation                                                              82,500           3,554,925
                                                                                                         ----------
                                                                                                         17,011,441
                                                                                                         ----------

PHARMACEUTICALS-5.5%
Allergan, Inc.                                                                           70,300           5,100,265
IVAX Corporation*                                                                       267,825           5,128,849
Pfizer Inc.                                                                             113,800           3,482,280
Schering-Plough Corporation                                                             189,700           3,615,682
Teva Pharmaceutical Industries Ltd. ADR#                                                 98,700           2,561,265
                                                                                                         ----------
                                                                                                         19,888,341
                                                                                                         ----------

ROAD & RAIL-1.1%
Burlington Northern Santa Fe Corporation                                                103,900           3,980,409
                                                                                                         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.7%
Broadcom Corporation Cl. A *                                                            192,700           5,258,783
Intel Corporation                                                                        88,400           1,773,304
National Semiconductor Corporation*                                                     299,300           4,636,157
Novellus Systems, Inc. *                                                                206,100           5,480,199
                                                                                                         ----------
                                                                                                         17,148,443
                                                                                                         ----------

SOFTWARE-5.8%
Cognos, Inc.*                                                                            77,500           2,752,800
Microsoft Corporation                                                                   505,800          13,985,370
Red Hat, Inc.*                                                                          141,800           1,735,632
Take-Two Interactive Software, Inc.*                                                     79,250           2,603,363
                                                                                                         ----------
                                                                                                         21,077,165
                                                                                                         ----------

SPECIALTY RETAIL-1.9%
Bed Bath & Beyond Inc.*                                                                 104,700           3,885,417
Tractor Supply Company*                                                                  88,900           2,795,016
                                                                                                         ----------
                                                                                                          6,680,433
                                                                                                         ----------

WIRELESS TELECOMMUNICATION SERVICES-.7%
SpectraSite, Inc.*                                                                       52,900           2,459,850
                                                                                                         ----------
TEXTILES, APPAREL & LUXURY GOODS-1.3%
Coach, Inc.*                                                                             72,700           3,083,934
Polo Ralph Lauren Corp Cl. A.                                                            46,500           1,691,205
                                                                                                         ----------
                                                                                                          4,775,139

Total Common Stocks (Cost $296,783,420)                                                                 320,244,800
                                                                                                        -----------


                                                                                   Principal
Short-Term Investments-7.8%                                                          Amount
                                                                                   -----------

U.S. Agency Obligations
Federal Home Loan Banks, 1.46%, 10/1/04                                             $28,300,000          28,300,000
                                                                                                         ----------


Securities Held Under Repurchase Agreements

Securities Held Under Repurchase Agreements, 1.75%, 10/1/04,
  with Bear Stearns & Co. Inc., dtd 9/30/04, repurchase price
  $81,148; collateralized by U.S. Treasury Notes
  (par value $65,000 due 1/15/08)                                                                            81,144
                                                                                                             ------

Total Short-Term Investments(Cost $28,381,144)                                                           28,381,144
                                                                                                         ----------


Total Investments (Cost $325,164,564)(a)                                                  96.4%         348,625,944

Other Assets in Excess of liabilities                                                      3.6%          12,978,626
                                                                                    -----------          ----------

Net Assets                                                                               100.0%        $361,604,570
                                                                                    ===========        ============


*    Non-income producing securities.
#    American Depositary Receipts.
(a) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $325,164,564, amounted to $23,461,380 which consisted of aggregate gross unrealized appreciation of $34,100,763 and aggregate gross unrealized depreciation of $10,639,383.

ITEM 2.  Controls and Procedures.
(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger American Fund

By /s/Dan C. Chung

Dan C. Chung
President

Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Dan C. Chung

Dan C. Chung
President

Date: November 19, 2004

By /s/Frederick A. Blum

Frederick A. Blum
Treasurer

Date: November 19, 2004